May 4, 1998


Martha Platt, Esquire
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:    T. Rowe Price Fixed Income Series, Inc.,
   consisting of two separate portfolios:
     T. Rowe Price Limited-Term Bond Portfolio
     T. Rowe Price Prime Reserve Portfolio
   File Nos.: 033-52749/811-07153

Gentlemen:

   This letter will serve as our filing under the provisions of Rule 497 of the Securities Act of 1933. We are writing to inform you that there have been no changes to the Funds' Prospectuses and Statements of Additional Information that were filed under Rule 485(b) as part of Post-Effective Amendment No. 7 on April 30, 1998. The Prospectuses and Statements of Additional Information went effective automatically on May 1, 1998. These documents will be used for the offer and sale of Fund shares.

                             Sincerely,
                             /s/Forrest R. Foss
                             Forrest R. Foss